Income Taxes	6 Months Ended
Jun. 30, 2018
Income Taxes
Income Taxes

19. Income Taxes

(i)          Income tax expense

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Current tax
HK (note (a))	289	244
PRC (note (b))	1,010	355
Other	104	—
Deferred income tax	1,277	1,247

Income tax expense	2,680	1,846

Notes:

(a)

The Company, two subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax which has been provided for at the rate of 16.5% on the estimated assessable profits less estimated available tax losses in each entity.

(b)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. HMPL qualifies as a HNTE up to December 31, 2019. Pursuant to the EIT law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at June 30, 2018 and December 31, 2017, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

              The reconciliation of the Group's reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group's loss before income taxes and equity in earnings of equity investees is as follows:

	Six Months Ended June 30,
	2018	2017
	(in US$'000)
Loss before income taxes and equity in earnings of equity investees	(50,495)	(16,738)
Tax calculated at the statutory tax rate of the Company	(8,332)	(2,762)
Tax effects of:
Different tax rates available in different jurisdictions	893	537
Tax valuation allowance	10,231	3,881
Preferential tax deduction	(1,763)	(845)
Expenses not deductible for tax purposes	690	261
Utilization of previously unrecognized tax losses	(2)	(97)
Withholding tax on undistributed earnings of PRC entities	1,323	1,307
Others	(360)	(436)
Income tax expense	2,680	1,846

(ii)         Deferred tax assets and liabilities

              The significant components of deferred tax assets and liabilities are as follows:

	June 30, 2018	December 31, 2017

	(in US$'000)
Deferred tax assets
Tax losses	41,647	31,028
Others	1,448	1,267

Total deferred tax assets	43,095	32,295
Less: Valuation allowance	(42,414)	(31,662)

Deferred tax assets	681	633

Deferred tax liabilities
Undistributed earnings from PRC entities	4,937	4,332
Others	115	120

Deferred tax liabilities	5,052	4,452

              The movements in deferred tax assets and liabilities are as follows:

	2018	2017
	(in US'000)
As at January 1	(3,819)	(4,989)
Utilization of previously recognized withholding tax on undistributed earnings	788	2,140
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,323)	(1,307)
Deferred tax on amortization of intangible assets	10	9
Deferred tax on provision for assets	36	51
Exchange differences	(63)	(96)
As at June 30	(4,371)	(4,192)

              The deferred tax assets and liabilities are offset when there is a legally enforceable right to set off and when the deferred income taxes relate to the same fiscal authority.

              The table below summarizes changes in the deferred tax valuation allowance:

	2018	2017

	(in US$'000)
As at January 1	31,662	20,145
Charged to consolidated statements of operations	10,231	3,881
Utilization of previously unrecognized tax losses	(2)	(97)
Others	259	(965)
Exchange differences	264	280

As at June 30	42,414	23,244

              The Group recognizes interest and penalties, if any, under income tax payable on its condensed consolidated balance sheets and under other expenses in its condensed consolidated statements of operations. As at June 30, 2018 and December 31, 2017, the Group did not have any material unrecognized uncertain tax positions.

(iii)        Income tax payable

	2018	2017
	(in US$'000)
As at January 1	979	274
Current tax	1,403	599
Withholding tax upon dividend declaration from PRC entities	788	2,140
Tax paid	(2,020)	(2,458)
Exchange difference	17	2
As at June 30	1,167	557